SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)		$ 1,727,633	$ 751,268
Discount on notes payable	$ (575,972)	(72,367)	(248,732)
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	1,984,028	1,727,633	751,268
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	1,000,000	1,000,000	1,000,000
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	500,000	500,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	300,000	300,000
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	50,000
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	50,000
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	550,000
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	55,000
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable (net of discount)	$ 55,000